JPMorgan SmartRetirement® Blend 2025 Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 44.9%
Fixed Income — 16.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	21,430	151,938
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,204	28,413
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,149	9,514
JPMorgan High Yield Fund Class R6 Shares (a)	13,818	83,323
Total Fixed Income		273,188
International Equity — 5.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	7,078	96,478
U.S. Equity — 22.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,957	374,299
Total Investment Companies (Cost $753,503)		743,965
Exchange-Traded Funds — 30.5%
Alternative Assets — 1.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	312	24,404
Fixed Income — 11.0%
JPMorgan High Yield Research Enhanced ETF (a)	183	7,769
JPMorgan Inflation Managed Bond ETF (a)	1,487	67,535
JPMorgan U.S. Aggregate Bond ETF (a)	2,346	106,734
Total Fixed Income		182,038
International Equity — 12.4%
JPMorgan BetaBuilders International Equity ETF (a)	4,878	206,401
U.S. Equity — 5.6%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	722	48,938
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	891	43,815
Total U.S. Equity		92,753
Total Exchange-Traded Funds (Cost $562,897)		505,596
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 5.4%
Aerospace & Defense — 0.2%
Boeing Co. (The)
1.95%, 2/1/2024	100	96
1.43%, 2/4/2024	135	128
2.50%, 3/1/2025	276	256
2.75%, 2/1/2026	66	60
2.20%, 2/4/2026	85	75
2.70%, 2/1/2027	1,722	1,494
3.45%, 11/1/2028	200	172
L3Harris Technologies, Inc. 1.80%, 1/15/2031	100	75
Northrop Grumman Corp.
5.15%, 5/1/2040	242	227
3.85%, 4/15/2045	220	168

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Raytheon Technologies Corp.
2.25%, 7/1/2030	422	341
2.82%, 9/1/2051	385	241
		3,333
Automobiles — 0.2%
General Motors Co. 6.80%, 10/1/2027	400	404
Hyundai Capital America
1.15%, 11/10/2022 (b)	1,074	1,070
2.65%, 2/10/2025 (b)	700	652
1.30%, 1/8/2026 (b)	100	87
2.38%, 10/15/2027 (b)	835	697
		2,910
Banks — 1.1%
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	970	957
Banco Santander SA (Spain)
5.15%, 8/18/2025	200	194
1.85%, 3/25/2026	400	345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	165
2.75%, 12/3/2030	400	283
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	592	517
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,407	1,280
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	305	286
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	55	43
Bank of Ireland Group plc (Ireland)
4.50%, 11/25/2023 (b)	490	481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	226	221
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	215	178
Banque Federative du Credit Mutuel SA (France) 1.60%, 10/4/2026 (b)	365	312
Barclays plc (United Kingdom)
4.34%, 1/10/2028	300	267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	200	145
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	364	285
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (c)	290	207
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	502	448
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b)	290	194
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	500	480
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	657	559
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (b) (c)	335	279
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,885	1,507
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	205	159
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (b)	435	410

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	220	187
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (c)	333	329
3.74%, 3/7/2029	934	835
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	230	194
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	520	508
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	200	182
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	210	184
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	200	195
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (c)	230	191
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	850	808
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	320	271
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	270	225
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	625	457
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	1,260	1,259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	200	169
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	163
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	200	165
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,590
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	156	107
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	320	260
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	70	45
3.13%, 11/18/2041	224	143
		18,669
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.75%, 7/15/2042	1,135	862
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	276	196
		1,058
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	300	275
3.20%, 11/21/2029	720	630
4.05%, 11/21/2039	500	402
4.25%, 11/21/2049	240	193
Biogen, Inc. 2.25%, 5/1/2030	144	114
Gilead Sciences, Inc. 2.60%, 10/1/2040	288	190
		1,804

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	262	197
Capital Markets — 0.4%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	175
Credit Suisse Group AG (Switzerland) 4.28%, 1/9/2028 (b)	1,120	951
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (c)	905	768
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,486	1,434
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,295	1,117
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	288	250
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	470	402
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	250	188
Morgan Stanley (SOFR + 1.49%), 3.22%, 4/22/2042 (c)	245	171
S&P Global, Inc.
2.70%, 3/1/2029 (b)	322	278
4.25%, 5/1/2029 (b)	303	285
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (b) (c)	372	359
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (c)	200	190
		6,568
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	218	197
International Flavors & Fragrances, Inc. 3.47%, 12/1/2050 (b)	185	121
LYB International Finance III LLC 1.25%, 10/1/2025	142	125
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	107
		550
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	500	480
6.50%, 7/15/2025	275	275
4.63%, 10/15/2027	1,005	902
3.00%, 10/29/2028	150	120
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	110	100
5.50%, 1/15/2026 (b)	1,075	1,011
2.13%, 2/21/2026 (b)	150	126
4.25%, 4/15/2026 (b)	25	22
2.53%, 11/18/2027 (b)	1,132	886
Capital One Financial Corp.
3.80%, 1/31/2028	200	181
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	235	176
General Motors Financial Co., Inc. 3.80%, 4/7/2025	310	295

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	595	592
5.50%, 2/15/2024 (b)	31	30
		5,196
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	259	227
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	90
Diversified Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.85%, 4/5/2029 (b)	120	106
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	145	136
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	251	172
		414
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.50%, 6/1/2041	664	478
3.55%, 9/15/2055	398	262
Verizon Communications, Inc. 2.65%, 11/20/2040	236	154
		894
Electric Utilities — 0.4%
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	83
Duke Energy Progress LLC 2.90%, 8/15/2051	170	110
Edison International 5.75%, 6/15/2027	265	259
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	199
Entergy Arkansas LLC 2.65%, 6/15/2051	88	53
Entergy Louisiana LLC
4.00%, 3/15/2033	202	179
2.90%, 3/15/2051	80	51
Evergy, Inc. 2.90%, 9/15/2029	512	423
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	560	499
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	235	184
Fortis, Inc. (Canada) 3.06%, 10/4/2026	334	304
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	156	128
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	236	227
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	118	88
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	328	196
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	115	102
2.45%, 12/2/2027 (b)	410	336
OGE Energy Corp. 0.70%, 5/26/2023	140	136
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	170	165
Pacific Gas and Electric Co.
1.70%, 11/15/2023	175	168
3.25%, 2/16/2024	485	468
3.45%, 7/1/2025	140	130

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
2.95%, 3/1/2026	346	305
3.75%, 8/15/2042 (d)	86	54
4.30%, 3/15/2045	90	60
PacifiCorp 4.15%, 2/15/2050	144	116
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	122
Series A-4, 5.21%, 12/1/2047	80	76
Series A-5, 5.10%, 6/1/2052	150	143
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	232	204
Series C, 4.13%, 3/1/2048	152	113
Union Electric Co. 3.90%, 4/1/2052	198	155
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	428	417
		6,253
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (b)	338	326
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	244	185
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	366	340
Walt Disney Co. (The)
2.65%, 1/13/2031	440	364
3.50%, 5/13/2040	424	327
		1,216
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.
1.50%, 1/31/2028	205	164
1.88%, 10/15/2030	1,190	881
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	145
2.50%, 8/16/2031	110	80
Corporate Office Properties LP 2.75%, 4/15/2031	295	217
CubeSmart LP 2.00%, 2/15/2031	570	427
Equinix, Inc. 2.90%, 11/18/2026	360	323
Healthcare Realty Holdings LP 2.00%, 3/15/2031	475	349
Healthpeak Properties, Inc. 2.13%, 12/1/2028	334	274
Life Storage LP 2.40%, 10/15/2031	305	229
Office Properties Income Trust 2.40%, 2/1/2027	375	270
Physicians Realty LP 2.63%, 11/1/2031	135	102
Realty Income Corp. 1.80%, 3/15/2033	275	193
Sabra Health Care LP 3.20%, 12/1/2031	215	158
Safehold Operating Partnership LP 2.85%, 1/15/2032	406	302
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	630	590
UDR, Inc.
2.10%, 8/1/2032	482	348

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
1.90%, 3/15/2033	65	45
WP Carey, Inc. 2.40%, 2/1/2031	183	140
		5,237
Food & Staples Retailing — 0.1%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	660	650
0.95%, 2/10/2026 (b)	155	134
1.30%, 2/10/2028 (b)	124	100
2.50%, 2/10/2041 (b)	125	78
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (b)	300	204
3.63%, 5/13/2051 (b)	335	216
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	124	109
		1,491
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	159	125
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	207
4.38%, 6/1/2046	137	107
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	508	392
		831
Gas Utilities — 0.0% ^
Atmos Energy Corp.
0.63%, 3/9/2023	95	93
2.85%, 2/15/2052	245	155
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	238	183
		431
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	68
DH Europe Finance II SARL 3.25%, 11/15/2039	123	93
		161
Health Care Providers & Services — 0.2%
Banner Health 1.90%, 1/1/2031	323	248
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	195	134
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	149
CommonSpirit Health
1.55%, 10/1/2025	85	75
2.78%, 10/1/2030	195	156
3.91%, 10/1/2050	80	57
Elevance Health, Inc. 2.25%, 5/15/2030	488	394
HCA, Inc.
5.25%, 6/15/2026	1,104	1,067
5.50%, 6/15/2047	140	118
3.50%, 7/15/2051	125	78
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	120

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
MidMichigan Health Series 2020, 3.41%, 6/1/2050	50	35
MultiCare Health System 2.80%, 8/15/2050	149	93
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	117
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	146
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	188	139
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	244
		3,370
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	171
Household Durables — 0.0% ^
Lennar Corp. 4.50%, 4/30/2024	85	84
MDC Holdings, Inc. 3.97%, 8/6/2061	275	145
		229
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	840	786
Constellation Energy Generation LLC
3.25%, 6/1/2025	1,014	962
5.75%, 10/1/2041	210	193
Southern Power Co. 5.15%, 9/15/2041	260	228
		2,169
Industrial Conglomerates — 0.0% ^
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	578	518
Insurance — 0.1%
Athene Global Funding
2.75%, 6/25/2024 (b)	349	331
2.50%, 1/14/2025 (b)	141	132
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	141
Brown & Brown, Inc. 2.38%, 3/15/2031	488	364
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	352	216
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	510	377
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	200	166
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (b)	495	337
		2,064
Internet & Direct Marketing Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	360	295
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	215	186
Global Payments, Inc.
3.20%, 8/15/2029	395	329
5.30%, 8/15/2029	71	67
		582
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	115

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
3.50%, 3/1/2042	115	73
3.70%, 4/1/2051	532	322
Comcast Corp.
3.25%, 11/1/2039	431	317
2.80%, 1/15/2051	305	187
Discovery Communications LLC 3.63%, 5/15/2030	210	172
		1,186
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	320	309
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	398	304
Steel Dynamics, Inc. 1.65%, 10/15/2027	316	259
		872
Multiline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	292	200
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	148
Consumers Energy Co. 3.25%, 8/15/2046	117	85
San Diego Gas & Electric Co. 2.95%, 8/15/2051	370	240
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	170	107
WEC Energy Group, Inc. 1.38%, 10/15/2027	266	219
		799
Oil, Gas & Consumable Fuels — 0.4%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	200	172
Boardwalk Pipelines LP 4.45%, 7/15/2027	205	190
BP Capital Markets America, Inc.
3.63%, 4/6/2030	365	328
2.77%, 11/10/2050	238	148
Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	155	144
Energy Transfer LP
3.90%, 5/15/2024 (d)	592	577
3.90%, 7/15/2026	404	376
4.40%, 3/15/2027	475	443
5.00%, 5/15/2044 (d)	565	436
Enterprise Products Operating LLC 4.45%, 2/15/2043	354	284
Exxon Mobil Corp. 3.00%, 8/16/2039	734	545
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	195	152
4.32%, 12/30/2039 (b)	135	96
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	246	188
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	550	493
3.45%, 10/15/2027 (b)	334	295
HF Sinclair Corp.
2.63%, 10/1/2023 (b)	232	225
5.88%, 4/1/2026 (b)	123	121

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
MPLX LP 4.50%, 4/15/2038	256	206
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	210	164
Phillips 66 Co. 3.55%, 10/1/2026 (b)	245	228
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	509	508
Targa Resources Corp. 4.20%, 2/1/2033	90	75
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	353
		6,747
Personal Products — 0.0% ^
GSK Consumer Healthcare Capital US LLC 4.00%, 3/24/2052 (b)	350	259
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	55	59
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	295	258
Merck & Co., Inc. 2.35%, 6/24/2040	348	234
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	263	240
Viatris, Inc.
3.85%, 6/22/2040	292	182
4.00%, 6/22/2050	203	121
		1,094
Road & Rail — 0.1%
CSX Corp. 3.80%, 11/1/2046	241	184
Kansas City Southern 4.70%, 5/1/2048	192	164
Norfolk Southern Corp. 3.05%, 5/15/2050	237	155
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	800	679
Union Pacific Corp. 3.55%, 8/15/2039	345	273
		1,455
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	236	167
Broadcom, Inc.
1.95%, 2/15/2028 (b)	529	434
3.19%, 11/15/2036 (b)	78	53
KLA Corp. 3.30%, 3/1/2050	412	289
Microchip Technology, Inc.
0.97%, 2/15/2024	70	66
0.98%, 9/1/2024	170	157
NXP BV (China) 3.25%, 5/11/2041	365	238
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (b)	370	276
4.63%, 7/22/2032 (b)	200	190
Xilinx, Inc. 2.38%, 6/1/2030	639	527
		2,397
Software — 0.1%
Oracle Corp. 3.80%, 11/15/2037	619	449
Roper Technologies, Inc. 1.75%, 2/15/2031	277	204

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
VMware, Inc.
1.40%, 8/15/2026	421	360
4.70%, 5/15/2030	415	374
		1,387
Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.95%, 9/15/2052	156	147
Lowe's Cos., Inc.
1.70%, 10/15/2030	240	181
3.70%, 4/15/2046	509	364
Tractor Supply Co. 1.75%, 11/1/2030	501	375
		1,067
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	500	394
2.70%, 8/5/2051	295	195
Dell International LLC 6.20%, 7/15/2030	970	944
		1,533
Thrifts & Mortgage Finance — 0.1%
BPCE SA (France) (SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	1,017	883
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	375	265
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	383
4.39%, 8/15/2037	265	189
3.73%, 9/25/2040	398	255
		1,092
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	440	410
2.88%, 1/15/2026	250	224
1.88%, 8/15/2026	700	593
		1,227
Wireless Telecommunication Services — 0.0% ^
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	250	210
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (b)	160	128
		338
Total Corporate Bonds (Cost $111,896)		89,790
U.S. Treasury Obligations — 4.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	10,092	6,306
1.13%, 8/15/2040	9,449	5,853
1.88%, 2/15/2041	1,354	959
2.25%, 5/15/2041	259	196

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.75%, 8/15/2041	560	383
2.00%, 11/15/2041	260	186
3.38%, 8/15/2042	1,295	1,173
2.25%, 8/15/2046	1,235	889
1.25%, 5/15/2050	853	477
1.38%, 8/15/2050	15,555	9,007
1.63%, 11/15/2050	1,836	1,140
1.88%, 2/15/2051	364	241
2.25%, 2/15/2052	1,565	1,137
3.00%, 8/15/2052	660	570
U.S. Treasury Notes
0.13%, 1/31/2023 (e)	5,788	5,721
1.75%, 7/31/2024	3,745	3,579
2.88%, 6/15/2025	1,290	1,244
1.88%, 2/28/2027	3,379	3,077
2.75%, 7/31/2027	100	94
3.13%, 8/31/2027	1,685	1,616
1.25%, 4/30/2028	2,990	2,572
1.25%, 5/31/2028	3,392	2,913
1.00%, 7/31/2028	1,570	1,322
2.88%, 4/30/2029	8,605	8,033
3.25%, 6/30/2029	575	550
3.13%, 8/31/2029	11,621	11,029
2.88%, 5/15/2032	4,865	4,498
U.S. Treasury STRIPS Bonds
1.02%, 8/15/2026 (f)	2,735	2,332
1.15%, 5/15/2027 (f)	2,780	2,299
Total U.S. Treasury Obligations (Cost $94,070)		79,396
Mortgage-Backed Securities — 4.7%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	565	517
Pool # QB1397, 2.50%, 7/1/2050	85	72
Pool # QB4026, 2.50%, 10/1/2050	2,069	1,751
Pool # QB4045, 2.50%, 10/1/2050	1,309	1,106
Pool # QB4484, 2.50%, 10/1/2050	709	605
Pool # QB4542, 2.50%, 10/1/2050	715	611
Pool # RA4224, 3.00%, 11/1/2050	283	248
Pool # QB8503, 2.50%, 2/1/2051	815	688
Pool # QC4789, 3.00%, 7/1/2051	661	580
Pool # QD4686, 4.00%, 1/1/2052	461	428
Pool # QE1637, 4.00%, 5/1/2052	320	299
Pool # QE1832, 4.50%, 5/1/2052	398	384
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	1,175	1,179
Pool # FM3118, 3.00%, 5/1/2050	509	449
Pool # BQ2894, 3.00%, 9/1/2050	1,169	1,028
Pool # BQ3996, 2.50%, 10/1/2050	931	791

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ5243, 3.50%, 10/1/2050	394	358
Pool # CA7398, 3.50%, 10/1/2050	1,394	1,268
Pool # BR4318, 3.00%, 1/1/2051	252	221
Pool # CA8637, 4.00%, 1/1/2051	1,879	1,759
Pool # CB2637, 2.50%, 1/1/2052	980	826
Pool # BU3079, 3.00%, 1/1/2052	481	419
Pool # BV0273, 3.00%, 1/1/2052	1,373	1,205
Pool # CB2670, 3.00%, 1/1/2052	885	777
Pool # BV4831, 3.00%, 2/1/2052	455	397
Pool # BV0295, 3.50%, 2/1/2052	1,271	1,161
Pool # BV3950, 4.00%, 2/1/2052	563	524
Pool # BV6743, 4.50%, 5/1/2052	457	439
FNMA, Other
Pool # AM3010, 5.07%, 3/1/2028	562	574
Pool # BL8639, 1.09%, 4/1/2028	773	648
Pool # BS6144, 3.97%, 1/1/2029	1,535	1,490
Pool # AM5319, 4.34%, 1/1/2029	504	499
Pool # BS0448, 1.27%, 12/1/2029	1,080	879
Pool # BL9748, 1.60%, 12/1/2029	448	372
Pool # AN7593, 2.99%, 12/1/2029	331	301
Pool # AN8285, 3.11%, 3/1/2030	337	311
Pool # AM8544, 3.08%, 4/1/2030	143	131
Pool # BL9251, 1.45%, 10/1/2030	850	688
Pool # AM4789, 4.18%, 11/1/2030	256	250
Pool # BL9891, 1.37%, 12/1/2030	603	485
Pool # BS5580, 3.68%, 1/1/2032	1,080	1,009
Pool # BL5680, 2.44%, 3/1/2032	1,295	1,087
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,440
Pool # BS6345, 3.91%, 8/1/2032	510	480
Pool # BM3226, 3.44%, 10/1/2032 (g)	1,393	1,293
Pool # BS6822, 3.81%, 10/1/2032 (h)	965	950
Pool # BS6954, IO, 4.93%, 10/1/2032 (h)	782	797
Pool # BS6819, IO, 4.12%, 11/1/2032 (h)	1,105	1,106
Pool # AN7923, 3.33%, 1/1/2033	640	579
Pool # BS5357, 3.41%, 3/1/2033	799	720
Pool # AN9067, 3.51%, 5/1/2033	345	317
Pool # BS5511, 3.45%, 8/1/2033	1,075	974
Pool # BS5127, 3.15%, 9/1/2033	615	539
Pool # BL1012, 4.03%, 12/1/2033	335	319
Pool # BL0900, 4.08%, 2/1/2034	190	183
Pool # BL7124, 1.93%, 6/1/2035	721	566
Pool # AN4430, 3.61%, 1/1/2037	698	651
Pool # BF0230, 5.50%, 1/1/2058	1,621	1,679
Pool # BF0497, 3.00%, 7/1/2060	765	664
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.50%, 10/25/2052 (h)	170	153
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,082	986
Pool # BR3929, 3.50%, 10/20/2050	532	485

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BW1726, 3.50%, 10/20/2050	675	615
Pool # BS8546, 2.50%, 12/20/2050	1,786	1,507
Pool # BR3928, 3.00%, 12/20/2050	830	747
Pool # BU7538, 3.00%, 12/20/2050	559	504
Pool # 785294, 3.50%, 1/20/2051	1,718	1,565
Pool # CA8452, 3.00%, 2/20/2051	2,359	2,120
Pool # CA9005, 3.00%, 2/20/2051	508	467
Pool # CB1543, 3.00%, 2/20/2051	1,666	1,476
Pool # CA3588, 3.50%, 2/20/2051	1,601	1,459
Pool # CB1536, 3.50%, 2/20/2051	1,778	1,630
Pool # CB1542, 3.00%, 3/20/2051	1,083	960
Pool # CB4433, 3.00%, 3/20/2051	1,929	1,686
Pool # CC0070, 3.00%, 3/20/2051	254	230
Pool # CC8726, 3.00%, 3/20/2051	381	339
Pool # CC8738, 3.00%, 3/20/2051	466	414
Pool # CC8723, 3.50%, 3/20/2051	2,153	1,963
Pool # CC0088, 4.00%, 3/20/2051	87	82
Pool # CC0092, 4.00%, 3/20/2051	207	196
Pool # CC8727, 3.00%, 4/20/2051	558	494
Pool # CC8739, 3.00%, 4/20/2051	1,575	1,400
Pool # CC8740, 3.00%, 4/20/2051	1,401	1,245
Pool # CC8751, 3.00%, 4/20/2051	281	249
Pool # CA3563, 3.50%, 7/20/2051	1,087	1,003
Pool # CE2586, 3.50%, 7/20/2051	1,501	1,369
Pool # MA7534, 2.50%, 8/20/2051	8,326	7,186
Pool # CK1527, 3.50%, 12/20/2051	1,107	1,014
Pool # CJ8184, 3.50%, 1/20/2052	1,205	1,098
Pool # CK2716, 3.50%, 2/20/2052	885	806
Pool # MA8200, 4.00%, 8/20/2052	339	317
GNMA II, Other Pool # 785183, 2.94%, 10/20/2070 (g)	793	705
Total Mortgage-Backed Securities (Cost $92,670)		78,541
Asset-Backed Securities — 4.1%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	260	255
Series 2021-A, Class B, 1.79%, 4/15/2027 (b)	925	882
ACC Trust Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	467	464
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	432	383
Affirm Asset Securitization Trust Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	492	489
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	870	742
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	693	603
Series 2016-3, Class AA, 3.00%, 10/15/2028	488	422
Series 2021-1, Class B, 3.95%, 7/11/2030	935	758
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (b)	430	402
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (b)	220	198
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	810	717

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (b)	404	357
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 ‡ (b)	340	286
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	325	297
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	112	108
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	1,008	920
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	739	649
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	1,040	883
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	663	611
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	380	341
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	445	397
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	210	193
CPS Auto Receivables Trust
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	31	31
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	730	701
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	845	814
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	177	173
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	73	72
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	525	451
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	186	182
Series 2020-1, Class A, 2.50%, 6/10/2028	523	438
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	170	155
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (b)	415	379
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	375	360
Series 2021-2A, Class C, 1.10%, 2/16/2027 (b)	225	214
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	385	363
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (b)	453	401
Series 2021-A, Class C, 2.09%, 8/27/2035 ‡ (b)	191	166
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	810	780
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	855	812
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	573	548
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	395	381
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 ‡ (b)	1,215	1,010
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 ‡ (b)	410	366
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	505	489
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	665	634
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (g)	745	601
FREED ABS Trust Series 2021-2, Class B, 1.03%, 6/19/2028 (b)	415	412
Genesis Sales Finance Master Trust Series 2020-AA, Class A, 1.65%, 9/22/2025 (b)	750	734
GLS Auto Receivables Issuer Trust Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	51	51

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 ‡ (b)	1,141	981
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (b)	678	573
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	393	377
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (b)	739	713
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (b)	217	216
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (b)	550	535
Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	461	453
Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (b)	595	561
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	1,420	1,396
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (b)	301	288
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	944	927
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,145	960
Marlette Funding Trust Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (b)	731	719
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	1,225	1,164
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (b)	995	960
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 ‡ (b)	1,145	1,008
Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (b)	174	158
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (b)	710	666
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	620	566
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	530	468
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	1,360	1,198
Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (b)	442	426
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	295	243
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,235	1,984
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	133	128
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	563	550
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	1,139	1,073
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	1,006	975
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (g)	1,209	1,123
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (d)	1,383	1,309
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (b) (d)	1,020	948
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	568	511
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	420	375
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (b)	855	793
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (b)	315	293
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	2,393	2,031
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	995	890
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	675	637
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	1,697	1,526

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	535	495
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (b)	283	262
Series 2021-2A, Class B, 1.80%, 9/20/2038 ‡ (b)	330	305
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	491	478
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (b)	270	267
Series 2021-1A, Class C, 1.33%, 9/16/2024 (b)	315	309
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	189	166
Series 2019-2, Class B, 3.50%, 5/1/2028	475	394
Series 2016-1, Class A, 3.45%, 7/7/2028	515	416
Series 2016-2, Class A, 3.10%, 10/7/2028	725	559
Series 2018-1, Class A, 3.70%, 3/1/2030	550	432
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	168	161
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	56	56
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	50	50
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	530	514
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (d)	313	300
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (d)	440	416
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	253	249
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (d)	528	479
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (d)	1,991	1,848
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (d)	1,681	1,559
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (b) (d)	912	844
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (d)	717	666
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (b) (d)	1,277	1,171
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (d)	1,489	1,356
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡ (b)	457	431
Westlake Automobile Receivables Trust Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	300	292
Total Asset-Backed Securities (Cost $74,615)		68,252
Collateralized Mortgage Obligations — 1.3%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (d)	897	825
Bayview Finance LLC, 0.00%, 7/12/2033 ‡	955	950
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	1,166	1,005
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (g)	180	175
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (g)	816	784
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (g)	1,020	958
Edition Dus aug32, 0.00%, 8/1/2032 (h)	1,000	981
FHLMC, REMIC Series 5225, Class QL, 4.00%, 5/25/2052	825	689
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	446	468
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	214	220
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	361	347

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-46, Class GZ, 4.50%, 7/25/2052	688	616
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,886	1,793
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	873	898
GNMA
Series 2022-93, Class JZ, 4.50%, 5/20/2052	446	354
Series 2015-H11, Class FC, 2.91%, 5/20/2065 (g)	568	562
Series 2021-H14, Class YD, 8.17%, 6/20/2071 (g)	1,000	1,039
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (d)	463	426
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (g)	465	447
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (g)	716	669
Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (d)	335	302
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	558	532
Series 2019-2, Class M55D, 4.00%, 8/25/2058 ‡	1,035	989
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	913	873
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	1,329	1,220
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	1,332	1,255
Toorak Mortgage Corp. Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (d)	208	207
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (g)	2,033	1,790
Total Collateralized Mortgage Obligations (Cost $23,320)		21,374
Commercial Mortgage-Backed Securities — 0.5%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 3.82%, 12/18/2037 (b) (g)	434	430
Series 2021-FL4, Class AS, 4.09%, 12/18/2037 (b) (g)	575	565
BPR Trust Series 2021-KEN, Class A, 4.07%, 2/15/2029 (b) (g)	415	403
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 4.08%, 7/25/2041 (b) (g)	918	857
Series 2021-MN1, Class M1, 4.28%, 1/25/2051 (b) (g)	184	177
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.71%, 7/25/2024 (g)	70,906	532
Series K-1511, Class A1, 3.28%, 10/25/2030	786	742
Series K-1510, Class A2, 3.72%, 1/25/2031	295	277
FHLMC, Multi-Family WI Certificates Series K150, Class A2, 3.71%, 11/25/2032	815	758
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (g)	1,620	1,317
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	152	141
Series 2021-M3, Class X1, IO, 2.07%, 11/25/2033 (g)	1,501	135
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (g)	595	528
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (g)	50	47
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (g)	450	424
Series 2017-K728, Class C, 3.77%, 11/25/2050 (b) (g)	230	221
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 3.62%, 12/15/2037 ‡ (b) (g)	442	421
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	885	709
Total Commercial Mortgage-Backed Securities (Cost $9,654)		8,684

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 0.1%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (b)	200	157
Republic of Panama 3.16%, 1/23/2030	300	244
Republic of Peru 2.78%, 12/1/2060	162	87
United Mexican States 3.50%, 2/12/2034	727	551
Total Foreign Government Securities (Cost $1,406)		1,039
	SHARES (000)
Short-Term Investments — 5.3%
Investment Companies — 5.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (i) (Cost $88,716)	88,716	88,716
Total Investments — 101.6% (Cost $1,812,747)		1,685,353
Liabilities in Excess of Other Assets — (1.6)%		(27,173)
NET ASSETS — 100.0%		1,658,180

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2022.

(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(f)	The rate shown is the effective yield as of September 30, 2022.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	118	12/16/2022	USD	21,267	(3,100)
Short Contracts
DJ US Real Estate Index	(250)	12/16/2022	USD	(7,943)	1,266
EURO STOXX 50 Index	(131)	12/16/2022	EUR	(4,202)	76
FTSE 100 Index	(56)	12/16/2022	GBP	(4,277)	108
MSCI EAFE E-Mini Index	(105)	12/16/2022	USD	(8,723)	912
MSCI Emerging Markets E-Mini Index	(366)	12/16/2022	USD	(15,958)	1,775
					4,137
					1,037

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$51,624	$16,628	$68,252
Collateralized Mortgage Obligations	—	15,262	6,112	21,374
Commercial Mortgage-Backed Securities	—	8,263	421	8,684
Corporate Bonds	—	89,790	—	89,790
Exchange-Traded Funds	505,596	—	—	505,596
Foreign Government Securities	—	1,039	—	1,039
Investment Companies	743,965	—	—	743,965
Mortgage-Backed Securities	—	78,541	—	78,541
U.S. Treasury Obligations	—	79,396	—	79,396
Short-Term Investments
Investment Companies	88,716	—	—	88,716
Total Investments in Securities	$1,338,277	$323,915	$23,161	$1,685,353
Appreciation in Other Financial Instruments
Futures Contracts	$4,137	$—	$—	$4,137
Depreciation in Other Financial Instruments
Futures Contracts	(3,100)	—	—	(3,100)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,037	$—	$—	$1,037
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of June 30, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022
Investments in Securities:
Asset-Backed Securities	$26,420	$—	$(392)	$1	$11	$(767)	$1,933	$(10,578)	$16,628
Collateralized Mortgage Obligations	6,606	—	(179)	(1)	—	(313)	—	(1)	6,112
Commercial Mortgage-Backed Securities	423	—	(2)	—	—	—	—	—	421
Total	$33,449	$—	$(573)	$—	$11	$(1,080)	$1,933	$(10,579)	$23,161

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(573).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended September 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$16,628	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (19.47%)
			Yield (Discount Rate of Cash Flows)	4.97% - 8.41% (6.91%)

Asset-Backed Securities	16,628
	421	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.56% (6.56%)

Commercial Mortgage- Backed Securities	421
	5,162	Discounted Cash Flow	Constant Prepayment Rate	12.50%-100% (86.02%)
			Constant Default Rate	0.00% - 0.50% (0.12%)
			Yield (Discount Rate of Cash Flows)	5.07% - 8.19% (5.69%)

Collateralized Mortgage Obligations	5,162
Total	$22,211

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At September 30, 2022, the value of these investments was $950. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$215,958	$18,949	$5,386	$(630)	$(22,490)	$206,401	4,878	$776	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	35,881	—	8,649	139	(2,967)	24,404	312	243	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	53,002	4,145	7,179	(342)	(688)	48,938	722	210	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	44,866	—	—	—	(1,051)	43,815	891	199	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	161,324	1,399	3,092	(277)	(7,416)	151,938	21,430	1,400	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	38,799	439	8,867	(3,424)	1,466	28,413	5,204	439	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	106,028	4,876	—	—	(14,426)	96,478	7,078	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	405,439	14,112	26,537	(2,358)	(16,357)	374,299	6,957	1,688	—

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	$19,355	$152	$10,149	$(954)	$1,110	$9,514	1,149	$152	$—
JPMorgan High Yield Fund Class R6 Shares (a)	83,677	1,329	—	—	(1,683)	83,323	13,818	1,328	—
JPMorgan High Yield Research Enhanced ETF (a)	7,993	—	—	—	(225)	7,769	183	122	—
JPMorgan Inflation Managed Bond ETF (a)	71,818	—	—	—	(4,283)	67,535	1,487	932	—
JPMorgan U.S. Aggregate Bond ETF (a)	121,240	—	8,715	(1,084)	(4,707)	106,734	2,346	623	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	86,271	104,495	102,050	—	—	88,716	88,716	504	—
Total	$1,451,651	$149,896	$180,624	$(8,930)	$(73,717)	$1,338,277		$8,616	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.